Organization and Description of Business	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Organization and Description of Business

1. Organization and Description of Business

CymaBay Therapeutics, Inc. (the “Company” or “CymaBay”) is a biopharmaceutical company focused on developing therapies to treat metabolic and rare diseases with high unmet need. The Company’s lead product candidate, arhalofenate, is being developed for the treatment of gout. The Company’s second product candidate, MBX-8025, is being considered for the treatment of certain orphan diseases. The Company was incorporated in Delaware in October 1988 as Transtech Corporation. The Company’s headquarters and operations are located in Newark, California and it operates in one segment.

On September 30, 2013, the Company sold shares of its common stock and warrants to purchase shares of its common stock in a private placement for aggregate gross proceeds of $26.8 million, and raised an additional $5.0 million in venture debt financing pursuant to a $10.0 million loan agreement which it entered into simultaneously with the private placement on September 30, 2013, resulting in aggregate net proceeds to the Company of $28.8 million after deducting placement agent fees and estimated offering expenses. At the same time the Company issued shares of its common stock in cancellation of approximately $16.9 million of debt owed to the holder of that debt. On October 31, 2013, the Company sold additional shares of its common stock and warrants to purchase shares of its common stock, which sales are also part of the private placement, for net proceeds of $2.2 million after deducting placement agent fees and estimated offering expenses. Further, on November 22, 2013, the Company entered into an agreement with investors to purchase shares of its common stock and warrants to purchase shares of its common stock as part of the private placement for net proceeds of $2.7 million, which sales occurred on January 29, 2014, after the listing of the Company’s common stock on the OTCQB Marketplace. The Company refers to the private placement, the venture debt financing and the issuance of the Company’s common stock in cancellation of the $16.9 million of debt as the 2013 financing.

The Company has incurred net operating losses and negative cash flows from operations since its inception. During the three months ended March 31, 2014, the Company incurred a net loss of $10.1 million and used $5.0 million of cash in operations. At March 31, 2014, the Company had an accumulated deficit of $358.9 million. The Company expects to incur increased research and development expenses as it continues to study its product candidates in clinical trials.